Principal
Payment
52,295,775.26
0.00
0.00
0.00
52,295,775.26
Interest per
0.00
0.00
776,610.11
0.00
0.00
52,295,775.26
Note
Factor
0.509506
1.000000
1.000000
1.000000
Interest & Principal
Interest & Principal
per $1000 Face Amount
Amounts in USD
Dates
Summary
Current Overcollateralization Amount
433,569,372.08
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Subtotal
54,954,960.94
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
Excess wear and tear included in Net Sales Proceeds
1,773.94
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
16,831.07
(4) Priority Principal Distribution Amount
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
162,350.58
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
14,270,830.30
Available Funds
Lease Payments Received
40,521,780.06
(1) Total Servicing Fee
Distributions
1,883,065.84
Total
776,610.11
$53,072,385.37
Class A-4 Notes
0.720000%
92,610.00
0.600000
92,610.00
0.600000
Class A-3 Notes
0.590000%
290,083.33
0.491667
290,083.33
0.491667
52,364,658.71
109.355035
Class A-2 Notes
0.490000%
325,033.33
0.408333
325,033.33
0.408333
Interest Rate
Interest Payment
$1000 Face Amount
Class A-1 Notes
0.270000%
68,883.45
0.143852
Payment
Initial Overcollateralization Amount
380,319,126.59
15.85%
Target Overcollateralization Amount
449,909,836.24
18.75%
18.07%
present value of Base Residual Value
1,518,755,204.64
1,531,692,093.98
1,529,929,133.14
Amount
Percentage
Total Securitization Value
2,399,519,126.59
2,259,679,009.01
2,217,896,496.10
present value of lease payments
880,763,921.95
727,986,915.03
687,967,362.96
Total Note Balance
2,019,200,000.00
1,836,622,899.28
1,784,327,124.02
Overcollateralization
380,319,126.59
423,056,109.73
433,569,372.08
Class A-3 Notes
590,000,000.00
590,000,000.00
590,000,000.00
0.000000
Class A-4 Notes
154,350,000.00
154,350,000.00
154,350,000.00
0.000000
Class A-1 Notes
478,850,000.00
296,272,899.28
243,977,124.02
109.211184
Class A-2 Notes
796,000,000.00
796,000,000.00
796,000,000.00
0.000000
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Interest Period of the Class A-1 Notes (from... to)
15-Jul-2013
15-Aug-2013 Actual/360 Days
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jul-2013
15-Aug-2013
30/360 Days
30
Determination Date
13-Aug-2013
Record Date
14-Aug-2013
Payment Date
15-Aug-2013
Collection Period No.
4
Collection Period (from... to)
1-Jul-2013
31-Jul-2013
Mercedes-Benz Auto Lease Trust 2013-A
Investor Report
Collection Period Ended   31-Jul-2013
Distribution Detail
Shortfall
Notice to Investors
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
101.91
Net Investment Earnings on the Exchange Note
Collection Account
388.36
Investment Earnings for the Collection Period
490.27
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
11,997,595.63
Reserve Fund Deficiency
0.00
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
101.91
minus Net Investment Earnings
101.91
Reserve Fund
Reserve Fund Required Amount
11,997,595.63
Reserve Fund Amount - Beginning Balance
11,997,595.63
Regular Principal Distribution Amount
52,295,775.26
52,295,775.26
0.00
Principal Distribution Amount
52,295,775.26
52,295,775.26
0.00
Interest Distributable Amount Class A Notes
776,610.11
776,610.11
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
92,610.00
92,610.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-2 Notes
325,033.33
325,033.33
0.00
thereof on Class A-3 Notes
290,083.33
290,083.33
0.00
Monthly Interest Distributable Amount
776,610.11
776,610.11
0.00
thereof on Class A-1 Notes
68,883.45
68,883.45
0.00
Total Servicing Fee
1,883,065.84
1,883,065.84
0.00
Total Trustee Fee
0.00
0.00
0.00
Total Available Funds
54,955,451.21
Amount Due
Total Available Collections
54,955,451.21
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
0.00
54,955,451.21
Investment Earnings
490.27
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Pool Statistics
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.204%)
Less sales proceeds and other payments received during
Collection Period
13,059,418.90
Current Residual Loss / (Gain)
(1,447,554.84)
Cumulative Residual Loss / (Gain)
(4,903,520.19)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.021%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
11,611,864.06
Less Recoveries
57,748.72
Current Net Credit Loss / (Gain)
521,167.15
Cumulative Net Credit Loss / (Gain)
493,358.81
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
2,127,628.68
Less Liquidation Proceeds
1,548,712.81
91-120 Days Delinquent
97,122.25
3
0.00%
Total
2,217,896,496.10
56,047
100.00%
31-60 Days Delinquent
2,357,829.09
61
0.11%
61-90 Days Delinquent
558,916.24
11
0.03%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
2,214,882,628.52
55,972
99.86%
Cumulative Turn-in Ratio
43.50%
Proportion of base prepayment assumption realized life to date
119.77%
Actual lifetime prepayment speed
0.37%
Weighted Average Seasoning (months)
9.42
14.30
Aggregate Base Residual Value
1,721,197,534.44
1,689,279,632.14
Weighted Average Securitization Rate
6.34%
6.33%
Weighted Average Remaining Term (months)
25.13
20.19
Securitization Value end of Collection Period
2,217,896,496.10
56,047
Pool Factor
92.43%
As of Cutoff Date
Current
Terminations- Scheduled
104,288.69
Repurchase Payment (excluding interest)
0.00
Gross Losses
2,287,961.04
Securitization Value beginning of Collection Period
2,259,679,009.01
56,404
Principal portion of lease payments
28,043,020.17
Terminations- Early
11,347,243.01
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,399,519,126.59
57,098